American Century Asset Allocation Portfolios, Inc.
Prospectus Supplement
LIVESTRONG® Income Portfolio ¡ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ¡ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ¡ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ¡ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio

Supplement dated June 2, 2009 ¡ Prospectus dated December 1, 2008

The following entry is added under The Fund Management Team section on pages 21-22.

Scott Wittman

Mr. Wittman, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since June 2009 when he joined American Century Investments. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management and from 2002 to 2005 he was an independent financial consultant. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Senior Vice President and Senior Portfolio Manager Jeff Tyler has announced his retirement. As of June 30, 2009, he will no longer serve as portfolio manager for the funds and his entry under The Fund Management Team section on pages 21-22 will be deleted.

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-65854   0906

American Century Asset Allocation Portfolios, Inc.
Prospectus Supplement
One Choice Portfolio®: Very Conservative
One Choice Portfolio®: Conservative ¡ One Choice Portfolio®: Moderate
One Choice Portfolio®: Aggressive ¡ One Choice Portfolio®: Very Aggressive

Supplement dated June 2, 2009 ¡ Prospectus dated December 1, 2008

The following replaces the Neutral Mix table on page 2.

Neutral Mix
Asset Class	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity Securities (Stocks)	25%	45%	64%	79%	96%
Fixed-Income Securities (Bonds)	52%	47%	31%	20%	3%
Cash Equivalents (Money Markets)	23%	8%	5%	1%	1%

The following replaces the table on page 11.

Asset Class Underlying Fund(1)	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity Securities (Stocks)
Emerging Markets	0.00%	0.00%	4.00%	6.50%	7.50%
Equity Growth	5.00%	9.00%	16.00%	14.50%	17.75%
Growth	2.50%	4.75%	8.00%	14.50%	17.75%
International Growth	0.00%	6.00%	10.00%	12.50%	15.50%
Large Company Value	8.00%	11.00%	9.50%	8.50%	10.50%
Real Estate	2.00%	2.00%	2.00%	2.00%	2.00%
Small Company	1.00%	1.50%	2.00%	2.25%	2.50%
Value	5.00%	6.75%	5.50%	4.75%	6.00%
Vista	1.50%	4.00%	7.00%	13.50%	16.50%
TOTAL	25.00%	45.00%	64.00%	79.00%	96.00%
Fixed-Income Securities (Bonds)
Diversified Bond	32.00%	30.00%	19.00%	11.00%	3.00%
High-Yield	0.00%	0.00%	3.00%	5.00%	0.00%
Inflation-Adjusted Bond	10.00%	9.00%	6.00%	4.00%	0.00%
International Bond	10.00%	8.00%	3.00%	0.00%	0.00%
TOTAL	52.00%	47.00%	31.00%	20.00%	3.00%
Cash Equivalents (Money Markets)
Prime Money Market	23.00%	8.00%	5.00%	1.00%	1.00%
TOTAL	23.00%	8.00%	5.00%	1.00%	1.00%

[1]	The funds invest in Investor Class shares of each underlying fund.

The following entry is added under the Bond Funds section on page 13.

Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The following entry is added under The Fund Management Team section on page 15.

Scott Wittman

Mr. Wittman, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since June 2009 when he joined American Century Investments. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management and from 2002 to 2005 he was an independent financial consultant. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Senior Vice President and Senior Portfolio Manager Jeff Tyler has announced his retirement. As of June 30, 2009, he will no longer serve as portfolio manager for the funds and his entry under The Fund Management Team section on page 15 will be deleted.

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-65856   0906